Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 46.0%

Communication Services - 5.9%
Entertainment - 2.4%
Activision Blizzard, Inc.[2]	11,700	$966,771
Electronic Arts, Inc.*2	4,710	667,030
Nexon Co. Ltd. (Japan)	37,730	969,352
Sea Ltd. - ADR (Taiwan)*	330	40,326
		2,643,479
Interactive Media & Services - 2.6%
Alphabet, Inc. - Class A*2	590	877,890
Auto Trader Group plc (United Kingdom)[3]	4,665	32,588
Facebook, Inc. - Class A*	3,770	956,336
Tencent Holdings Ltd. - Class H (China)	13,670	937,738
		2,804,552
Media - 0.9%
Charter Communications, Inc. - Class A*	1,555	901,900
Comcast Corp. - Class A	683	29,232
Quebecor, Inc. - Class B (Canada)	3,050	69,587
		1,000,719
Total Communication Services		6,448,750
Consumer Discretionary - 6.3%
Distributors - 0.0%##
Genuine Parts Co.	78	7,032
Hotels, Restaurants & Leisure - 0.9%
Aristocrat Leisure Ltd. (Australia)	905	16,968
Compass Group plc - ADR (United Kingdom)	29,095	402,980
Hilton Worldwide Holdings, Inc.	5,763	432,513
Restaurant Brands International, Inc. (Canada)	1,050	59,346
Wyndham Hotels & Resorts, Inc.	516	22,787
		934,594
Household Durables - 0.4%
Garmin Ltd.	63	6,211
Nikon Corp. (Japan)	52,600	367,749
Sony Corp. (Japan)	400	31,078
		405,038
Internet & Direct Marketing Retail - 3.6%
Alibaba Group Holding Ltd. - ADR (China)*2	4,310	1,081,896
Amazon.com, Inc.*2	420	1,329,166
Booking Holdings, Inc.*2	270	448,775
Expedia Group, Inc.	13,435	1,088,369
		3,948,206
Multiline Retail - 0.4%
Dollar Tree, Inc.*	4,560	425,676
Specialty Retail - 0.1%
Best Buy Co., Inc.	114	11,353
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Discretionary (continued)
Specialty Retail (continued)
The Home Depot, Inc.	207	$54,957
Industria de Diseno Textil S.A. (Spain)	1,940	51,406
		117,716
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG (Germany)*.	1,895	522,599
lululemon athletica, Inc.*	1,525	496,525
VF Corp.	156	9,416
		1,028,540
Total Consumer Discretionary		6,866,802
Consumer Staples - 5.9%
Beverages - 2.1%
Ambev S.A. - ADR (Brazil)	8,330	22,324
Anheuser-Busch InBev S.A./N.V. (Belgium)	9,455	513,438
The Coca-Cola Co.	20,470	967,003
Constellation Brands, Inc. - Class A	50	8,910
Diageo plc (United Kingdom)	9,955	364,261
PepsiCo, Inc.	3,095	426,058
		2,301,994
Food & Staples Retailing - 0.5%
The Kroger Co.	306	10,646
Sysco Corp.	7,839	414,291
Walmart, Inc.	412	53,313
		478,250
Food Products - 1.9%
Archer-Daniels-Midland Co.	204	8,737
Conagra Brands, Inc.	217	8,127
Danone S.A. (France)	1,145	76,639
General Mills, Inc.	250	15,817
The Hershey Co.	77	11,197
Hormel Foods Corp.	149	7,578
The J.M. Smucker Co.	56	6,124
Mondelez International, Inc. - Class A	15,758	874,411
Nestle S.A. (Switzerland)	8,990	1,069,107
Tyson Foods, Inc. - Class A	132	8,111
		2,085,848
Household Products - 0.0%##
Colgate-Palmolive Co.	282	21,771
Kimberly-Clark Corp.	105	15,964
		37,735
Personal Products - 1.4%
Beiersdorf AG (Germany)	375	44,777

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Consumer Staples (continued)
Personal Products (continued)
Unilever plc - ADR (United Kingdom)	24,280	$1,468,454
		1,513,231
Total Consumer Staples		6,417,058
Energy - 4.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co.	424	6,568
Schlumberger Ltd.[2]	13,705	248,608
		255,176
Oil, Gas & Consumable Fuels - 4.4%
BP plc - ADR (United Kingdom)	535	11,791
Cabot Oil & Gas Corp.	62,790	1,174,173
Cameco Corp. (Canada)	5,095	51,765
Chevron Corp.	1,985	166,621
Concho Resources, Inc.	10,695	561,915
ConocoPhillips	8,057	301,251
EOG Resources, Inc.	9,811	459,645
EQT Corp.	31,705	460,357
Exxon Mobil Corp.	8,395	353,262
Marathon Petroleum Corp.	257	9,818
Pioneer Natural Resources Co.	6,620	641,610
Royal Dutch Shell plc - Class B - ADR (Netherlands)	5,020	142,066
TOTAL SE - ADR (France)	11,665	439,304
Tourmaline Oil Corp. (Canada)	5,580	56,740
Valero Energy Corp.	152	8,547
		4,838,865
Total Energy		5,094,041
Financials - 3.5%
Banks - 0.3%
Bank of America Corp.	1,500	37,320
The Bank of N.T. Butterfield & Son Ltd. (Bermuda)	1,095	28,503
Citigroup, Inc.	451	22,555
Fifth Third Bancorp	286	5,680
FinecoBank Banca Fineco S.p.A. (Italy)*	6,700	97,671
JPMorgan Chase & Co.	496	47,933
The PNC Financial Services Group, Inc.	97	10,347
Regions Financial Corp.	427	4,637
Truist Financial Corp.	415	15,546
U.S. Bancorp	433	15,952
Wells Fargo & Co.	925	22,440
		308,584
Capital Markets - 1.9%
Cboe Global Markets, Inc.[2]	6,010	527,077
CME Group, Inc.[2]	2,050	340,669
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Capital Markets (continued)
Deutsche Boerse AG (Germany)	475	$86,424
Intercontinental Exchange, Inc.	4,430	428,735
Moody's Corp.	1,295	364,284
S&P Global, Inc.	850	297,712
		2,044,901
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. - Class B*,2	4,215	825,213
Insurance - 0.6%
Admiral Group plc (United Kingdom)	2,975	92,775
The Allstate Corp.	101	9,534
Chubb Ltd.	120	15,269
Cincinnati Financial Corp.	56	4,364
The Hartford Financial Services Group, Inc.	147	6,221
The Travelers Companies, Inc.	81	9,268
W. R. Berkley Corp.	8,735	539,386
		676,817
Total Financials		3,855,515
Health Care - 5.2%
Biotechnology - 0.7%
AbbVie, Inc.	343	32,554
BioMarin Pharmaceutical, Inc.*2	3,385	405,557
Gilead Sciences, Inc.	363	25,239
Incyte Corp.*	2,800	276,528
		739,878
Health Care Equipment & Supplies - 1.6%
Alcon, Inc. (Switzerland)*	19,753	1,184,785
Getinge AB - Class B (Sweden)	2,200	53,140
Medtronic plc[2]	5,128	494,749
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	32,000	81,491
		1,814,165
Health Care Providers & Services - 0.0%##
Quest Diagnostics, Inc.	64	8,133
Life Sciences Tools & Services - 0.4%
Gerresheimer AG (Germany)	535	61,546
Thermo Fisher Scientific, Inc.	1,050	434,648
		496,194
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	514	30,151
Eli Lilly & Co.	151	22,694
Johnson & Johnson	8,926	1,301,054
Merck & Co., Inc.	500	40,120
Novartis AG - ADR (Switzerland)	14,715	1,208,690
Perrigo Co. plc[2]	860	45,597

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Pfizer, Inc.	1,219	$46,907
		2,695,213
Total Health Care		5,753,583
Industrials - 2.0%
Aerospace & Defense - 0.1%
Airbus SE (France)*	300	21,959
General Dynamics Corp.	83	12,179
Lockheed Martin Corp.	74	28,044
Raytheon Technologies Corp.	370	20,972
		83,154
Air Freight & Logistics - 0.0%##
C.H. Robinson Worldwide, Inc.	76	7,123
Airlines - 0.7%
Ryanair Holdings plc - ADR (Ireland)*	9,905	742,875
Building Products - 0.0%##
Johnson Controls International plc	323	12,429
Trane Technologies plc	74	8,278
		20,707
Commercial Services & Supplies - 0.4%
Bingo Industries Ltd. (Australia)	18,815	25,851
Copart, Inc.*	4,710	439,207
Waste Management, Inc.	138	15,125
		480,183
Electrical Equipment - 0.0%##
Eaton Corp. plc	147	13,690
Emerson Electric Co.	229	14,201
Rockwell Automation, Inc.	44	9,598
		37,489
Industrial Conglomerates - 0.1%
3M Co.	151	22,721
Honeywell International, Inc.	176	26,289
		49,010
Machinery - 0.1%
Caterpillar, Inc.	157	20,862
Cummins, Inc.	62	11,982
Dover Corp.	50	5,147
Illinois Tool Works, Inc.	101	18,684
Parker-Hannifin Corp.	44	7,872
Stanley Black & Decker, Inc.	53	8,126
The Weir Group plc (United Kingdom)	2,345	36,464
		109,137
Professional Services - 0.4%
Insperity, Inc.	6,885	460,331
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail - 0.0%##
Norfolk Southern Corp.	62	$11,917
Union Pacific Corp.	167	28,950
		40,867
Trading Companies & Distributors - 0.1%
Brenntag AG (Germany)	730	45,051
Fastenal Co.	250	11,760
W. W. Grainger, Inc.	18	6,147
		62,958
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)*	3,800	15,854
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR (Mexico)	270	18,114
Grupo Aeroportuario del Sureste S.A.B. de C.V. - ADR (Mexico)	205	20,465
		54,433
Total Industrials		2,148,267
Information Technology - 7.6%
Communications Equipment - 0.1%
Cisco Systems, Inc.	868	40,883
IT Services - 4.5%
Accenture plc - Class A	349	78,448
Adyen N.V. (Netherlands)*3	15	25,037
Automatic Data Processing, Inc.	90	11,962
International Business Machines Corp.	219	26,924
Keywords Studios plc (Ireland)	705	17,552
Mastercard, Inc. - Class A	6,750	2,082,577
PayPal Holdings, Inc.*	4,780	937,215
StoneCo Ltd. - Class A (Brazil)*	515	24,571
Switch, Inc. - Class A	1,015	18,260
TravelSky Technology Ltd. - Class H (China)	26,000	50,011
Visa, Inc. - Class A	8,890	1,692,656
		4,965,213
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	95	10,911
Intel Corp.	803	38,327
KLA Corp.	62	12,389
Micron Technology, Inc.*	21,205	1,061,416
QUALCOMM, Inc.	219	23,129
Skyworks Solutions, Inc.	56	8,152
Texas Instruments, Inc.	234	29,847
Xilinx, Inc.	77	8,266
		1,192,437

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Software - 1.9%
Microsoft Corp.	4,705	$964,572
Oracle Corp.	466	25,840
salesforce.com, Inc.*	3,310	644,953
ServiceNow, Inc.*	1,020	447,984
		2,083,349
Technology Hardware, Storage & Peripherals - 0.0%##
NetApp, Inc.	106	4,696
Total Information Technology		8,286,578
Materials - 1.8%
Chemicals - 0.5%
Akzo Nobel N.V. (Netherlands)	475	44,757
FMC Corp.	3,950	418,897
International Flavors & Fragrances, Inc.	37	4,660
Linde plc (United Kingdom)	97	23,776
LyondellBasell Industries N.V. - Class A	146	9,128
PPG Industries, Inc.	71	7,643
		508,861
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	1,015	210,288
Vulcan Materials Co.	3,605	423,299
		633,587
Containers & Packaging - 0.7%
Graphic Packaging Holding Co.	60,075	837,445
Metals & Mining - 0.0%##
Lundin Mining Corp. (Chile)	5,030	28,165
Nucor Corp.	151	6,334
		34,499
Total Materials		2,014,392
Real Estate - 3.2%
Equity Real Estate Investment Trusts (REITS) - 3.2%
Agree Realty Corp.[2]	340	22,770
Alexandria Real Estate Equities, Inc.[2]	120	21,306
American Campus Communities, Inc.[2]	818	29,153
American Homes 4 Rent - Class A2	1,742	50,518
American Tower Corp.[2]	2,110	551,533
Americold Realty Trust[2]	1,099	44,345
Apartment Investment & Management Co. - Class A2	696	27,019
AvalonBay Communities, Inc.[2]	238	36,443
Brandywine Realty Trust[2]	1,591	17,231
Camden Property Trust[2]	452	41,046
Community Healthcare Trust, Inc.	541	24,740
CoreSite Realty Corp.	91	11,744
Cousins Properties, Inc.	1,347	41,380
Crown Castle International Corp.	275	45,842
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Equity Real Estate Investment Trusts (REITS) (continued)
Digital Realty Trust, Inc.[2]	474	$76,096
Douglas Emmett, Inc.	856	24,944
Duke Realty Corp.	913	36,693
EastGroup Properties, Inc.	109	14,460
Equinix, Inc.	1,276	1,002,272
Equity LifeStyle Properties, Inc.	697	47,619
Equity Residential	385	20,648
Essex Property Trust, Inc.	45	9,933
Extra Space Storage, Inc.	117	12,091
First Industrial Realty Trust, Inc.	718	31,535
Getty Realty Corp.	711	21,067
Healthcare Realty Trust, Inc.	386	11,310
Healthcare Trust of America, Inc. - Class A	684	18,885
Healthpeak Properties, Inc.	1,309	35,723
Hibernia REIT plc (Ireland)	11,181	14,962
Host Hotels & Resorts, Inc.	1,081	11,653
Invitation Homes, Inc.	2,242	66,856
Jernigan Capital, Inc.	1,114	15,607
Kilroy Realty Corp.	598	34,845
Lamar Advertising Co. - Class A	172	11,306
Life Storage, Inc.	103	10,107
Mid-America Apartment Communities, Inc.	316	37,664
Physicians Realty Trust	727	13,115
Prologis, Inc.	1,475	155,494
Public Storage	227	45,373
Realty Income Corp.	251	15,073
Regency Centers Corp.	180	7,385
Rexford Industrial Realty, Inc.	781	36,652
SBA Communications Corp.	1,920	598,157
STAG Industrial, Inc.	531	17,311
Sun Communities, Inc.	448	67,169
Terreno Realty Corp.	386	23,453
UDR, Inc.	359	12,996
Urban Edge Properties	1,088	11,402
Welltower, Inc.	540	28,922
Total Real Estate		3,563,848
TOTAL COMMON STOCKS (Identified Cost $42,437,448)		350,448,834

CORPORATE BONDS - 19.1%
Non-Convertible Corporate Bonds- 19.1%
Communication Services - 3.6%
Diversified Telecommunication Services - 1.3%
AT&T, Inc., 4.25%, 3/1/2027[2]	250,000	292,727

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Communication Services (continued)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc., 5.25%,
3/16/2037	790,000	$1,114,681
		1,407,408
Entertainment - 0.3%
The Walt Disney Co., 2.20%, 1/13/2028	270,000	285,452
Interactive Media & Services - 0.7%
MDC Partners, Inc., 6.50%, 5/1/2024[3]	25,000	23,687
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[3]	620,000	722,176
		745,863
Media - 1.3%
Comcast Corp., 3.25%, 11/1/2039	620,000	730,664
Discovery Communications LLC, 5.20%, 9/20/2047	550,000	701,900
Townsquare Media, Inc., 6.50%, 4/1/2023[3]	35,000	31,325
		1,463,889
Total Communication Services		3,902,612
Consumer Discretionary - 3.1%
Auto Components - 0.0%##
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028	20,000	20,400
Techniplas LLC, 10.00%, 5/1/2020[4,5]	10,000	2,225
		22,625
Automobiles - 0.5%
Ford Motor Co., 9.625%, 4/22/2030	60,000	79,050
Volkswagen Group of America Finance LLC (Germany), 3.35%, 5/13/2025[3]	410,000	447,457
		526,507
Household Durables - 0.1%
FXI Holdings, Inc., 12.25%, 11/15/2026[3]	25,000	24,525
LGI Homes, Inc., 6.875%, 7/15/2026[3]	35,000	37,275
TRI Pointe Group, Inc. - TRI Pointe Homes, Inc., 5.875%, 6/15/2024	35,000	37,720
		99,520
Internet & Direct Marketing Retail - 2.1%
Alibaba Group Holding Ltd. (China),
3.40%, 12/6/2027	890,000	1,011,360
Booking Holdings, Inc., 3.60%, 6/1/2026	800,000	901,134
Expedia Group, Inc., 6.25%, 5/1/2025[3]	290,000	316,945
Photo Holdings Merger Sub, Inc., 8.50%, 10/1/2026[3]	30,000	27,765
		2,257,204
Specialty Retail - 0.4%
The TJX Companies, Inc., 4.50%, 4/15/2050	320,000	440,665
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Textiles, Apparel & Luxury Goods - 0.0%##
G-III Apparel Group Ltd., 7.875%, 8/15/2025[3]	35,000	$35,296
Total Consumer Discretionary		3,381,817
Consumer Staples - 0.7%
Beverages - 0.6%
Keurig Dr Pepper, Inc., 3.20%, 5/1/2030	590,000	669,731
Food & Staples Retailing - 0.1%
KeHE Distributors LLC - KeHE Finance Corp., 8.625%, 10/15/2026[3]	35,000	37,888
Total Consumer Staples		707,619
Energy - 3.1%
Energy Equipment & Services - 0.0%##
Oceaneering International, Inc., 6.00%, 2/1/2028	35,000	22,129
Oil, Gas & Consumable Fuels - 3.1%
Antero Midstream Partners LP - Antero Midstream Finance Corp.
5.75%, 3/1/2027[3]	40,000	34,939
5.75%, 1/15/2028[3]	20,000	17,052
Bruin E&P Partners LLC, 8.875%, 8/1/2023[2,4,6]	115,000	58
Calumet Specialty Products Partners LP - Calumet Finance Corp., 11.00%, 4/15/2025[3]	15,000	14,512
Cenovus Energy, Inc.
(Canada), 5.375%, 7/15/2025	15,000	15,003
(Canada), 6.75%, 11/15/2039	20,000	20,867
CNX Midstream Partners LP - CNX Midstream Finance Corp., 6.50%, 3/15/2026[3]	25,000	24,400
DCP Midstream Operating LP, 8.125%, 8/16/2030	10,000	11,682
Energy Transfer Operating LP, 6.50%, 2/1/2042	690,000	757,500
EQT Corp., 8.75%, 2/1/2030[7]	20,000	23,156
Genesis Energy LP - Genesis Energy Finance Corp., 7.75%, 2/1/2028	25,000	24,110
HollyFrontier Corp., 5.875%, 4/1/2026	30,000	32,920
Indigo Natural Resources LLC, 6.875%, 2/15/2026[3]	25,000	24,092
Jonah Energy LLC - Jonah Energy Finance Corp., 7.25%, 10/15/2025[8]	20,000	2,356
Kinder Morgan Energy Partners LP, 6.95%, 1/15/2038	510,000	710,027
Laredo Petroleum, Inc., 10.125%, 1/15/2028	15,000	10,650
Lonestar Resources America, Inc., 11.25%, 1/1/2023[9]	40,000	5,100

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026[3]	25,000	$14,563
NGL Energy Partners LP - NGL Energy Finance Corp., 7.50%, 11/1/2023	20,000	15,800
Occidental Petroleum Corp., 8.875%, 7/15/2030	20,000	22,500
PBF Holding Co. LLC - PBF Finance Corp., 6.00%, 2/15/2028[3]	20,000	16,034
PDC Energy, Inc., 5.75%, 5/15/2026	25,000	25,055
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	780,000	939,974
The Williams Companies, Inc., 3.75%, 6/15/2027	550,000	602,962
Whiting Petroleum Corp., 5.75%, 3/15/2021[4]	115,000	19,550
WPX Energy, Inc., 5.875%, 6/15/2028	10,000	10,244
		3,395,106
Total Energy		3,417,235
Financials - 2.2%
Banks - 1.8%
Bank of America Corp., 4.00%, 1/22/2025[2]	390,000	436,172
Citigroup, Inc., 4.45%, 9/29/2027	650,000	756,728
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025[3]	40,000	43,707
JP Morgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.515%), 2.956%, 5/13/2031[10]	710,000	773,324
		2,009,931
Capital Markets - 0.1%
Advisor Group Holdings, Inc., 10.75%, 8/1/2027[3]	20,000	20,300
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	40,000	40,400
Oaktree Specialty Lending Corp., 3.50%, 2/25/2025	25,000	25,002
StoneX Group, Inc., 8.625%, 6/15/2025[3]	50,000	53,563
		139,265
Consumer Finance - 0.1%
Navient Corp., 6.75%, 6/25/2025	35,000	36,597
OneMain Finance Corp., 7.125%, 3/15/2026	25,000	29,308
SLM Corp., 5.125%, 4/5/2022	35,000	35,700
		101,605
Diversified Financial Services - 0.0%##
FS Energy & Power Fund, 7.50%, 8/15/2023[3]	20,000	17,596
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
VistaJet Malta Finance plc - XO Management Holding, Inc. (Switzerland), 10.50%, 6/1/2024[3]	25,000	$22,500
		40,096
Mortgage Real Estate Investment Trusts (REITS) - 0.1%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 5.25%, 10/1/2025[3]	35,000	32,200
Starwood Property Trust, Inc.
3.625%, 2/1/2021	15,000	14,812
4.75%, 3/15/2025	35,000	33,688
		80,700
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc., 4.875%, 3/15/2027	50,000	48,456
Total Financials		2,420,053
Health Care - 0.5%
Health Care Equipment & Supplies - 0.0%##
AdaptHealth LLC, 6.125%, 8/1/2028[3]	35,000	36,475
Health Care Providers & Services - 0.5%
HCA, Inc., 4.125%, 6/15/2029	470,000	550,114
Total Health Care		586,589
Industrials - 2.7%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc., 6.875%, 5/1/2025	35,000	39,748
Airlines - 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	40,000	41,432
Southwest Airlines Co., 5.25%, 5/4/2025	560,000	596,603
		638,035
Commercial Services & Supplies - 0.0%##
Prime Security Services Borrower LLC - Prime Finance, Inc., 6.25%, 1/15/2028[3]	35,000	36,487
Construction & Engineering - 0.1%
HC2 Holdings, Inc., 11.50%, 12/1/2021[3]	8,000	7,540
Picasso Finance Sub, Inc., 6.125%, 6/15/2025[3]	35,000	37,188
Tutor Perini Corp., 6.875%, 5/1/2025[3]	65,000	64,827
		109,555
Industrial Conglomerates - 0.3%
General Electric Co., (3 mo. LIBOR US + 3.330%), 5.00%[10,11]	460,000	364,550

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 0.0%##
Hillenbrand, Inc., 4.50%, 9/15/2026[7]	35,000	$37,625
Marine - 0.1%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025[12]	50,000	50,000
Navios South American Logistics, Inc. - Navios Logistics Finance US, Inc. (Uruguay), 10.75%, 7/1/2025[3]	15,000	16,050
		66,050
Trading Companies & Distributors - 1.5%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 4.45%, 10/1/2025[2]	770,000	751,166
Air Lease Corp., 3.75%, 6/1/2026	535,000	544,198
Avolon Holdings Funding Ltd. (Ireland), 3.25%, 2/15/2027[3]	290,000	246,332
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025[3]	40,000	37,608
9.75%, 8/1/2027[3]	20,000	20,650
WESCO Distribution, Inc., 7.25%, 6/15/2028[3]	30,000	32,775
		1,632,729
Total Industrials		2,924,779
Information Technology - 0.7%
Communications Equipment - 0.0%##
Hughes Satellite Systems Corp., 5.25%, 8/1/2026	20,000	21,958
IT Services - 0.7%
Visa, Inc., 2.70%, 4/15/2040	660,000	750,675
Total Information Technology		772,633
Materials - 0.1%
Metals & Mining - 0.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/2028[3]	30,000	32,400
IAMGOLD Corp. (Burkina Faso), 7.00%, 4/15/2025[3]	45,000	46,800
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	35,000	32,900
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/2028[3]	20,000	21,785
Mountain Province Diamonds, Inc. (Canada), 8.00%, 12/15/2022[3]	10,000	5,900
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022[4,13]	110,000	1,375
Total Materials		141,160
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 1.8%
Equity Real Estate Investment Trusts (REITS) - 1.8%
American Tower Corp., 3.80%, 8/15/2029	620,000	$726,429
Camden Property Trust, 2.80%, 5/15/2030	590,000	655,858
Crown Castle International Corp., 3.10%, 11/15/2029	30,000	33,462
Iron Mountain, Inc., 5.625%, 7/15/2032[3]	25,000	26,844
SBA Tower Trust, 1.884%, 1/15/2026[3]	520,000	523,293
		1,965,886
Real Estate Management & Development - 0.0%##
Five Point Operating Co. LP - Five Point Capital Corp., 7.875%, 11/15/2025[3]	35,000	33,820
Forestar Group, Inc., 5.00%, 3/1/2028[3]	20,000	20,000
		53,820
Total Real Estate		2,019,706
Utilities - 0.6%
Electric Utilities - 0.4%
Dominion Energy, Inc., 3.375%, 4/1/2030	380,000	439,160
Talen Energy Supply LLC, 7.625%, 6/1/2028[3]	30,000	31,350
		470,510
Independent Power and Renewable Electricity Producers - 0.2%
Drax Finco plc (United Kingdom), 6.625%, 11/1/2025[3]	200,000	208,500
Vistra Operations Co. LLC, 3.70%, 1/30/2027[3]	20,000	21,157
		229,657
Total Utilities		700,167
TOTAL CORPORATE BONDS (Identified Cost $19,447,223)		20,974,370

U.S. TREASURY SECURITIES - 13.7%

U.S. Treasury Bonds - 3.4%
U.S. Treasury Bond, 3.00%, 5/15/2047	782,000	1,111,937
U.S. Treasury Inflation Indexed Bond, 2.00%, 1/15/2026	2,196,060	2,587,772
Total U.S. Treasury Bonds
(Identified Cost $3,222,426)		3,699,709
U.S. Treasury Notes - 10.3%
U.S. Treasury Floating Rate Note, (3 mo. US Treasury Bill Yield + 0.300%), 0.405%, 10/31/2021[14]	2,140,000	2,147,091
U.S. Treasury Inflation Indexed Note 0.50%, 4/15/2024	1,631,643	1,732,374
0.125%, 4/15/2025	1,617,971	1,722,138

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note 2.375%, 8/15/2024	3,145,000	$3,423,136
1.625%, 5/15/2026	2,115,000	2,275,773
Total U.S. Treasury Notes (Identified Cost $11,139,159)		11,300,512
TOTAL U.S. TREASURY SECURITIES (Identified Cost $14,361,585)		15,000,221

ASSET-BACKED SECURITIES - 6.1%

Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.561%, 7/15/2030[2,3]	110,118	109,219
CCG Receivables Trust, Series 2019-1, Class A2, 2.80%, 9/14/2026[3]	420,739	428,005
Chesapeake Funding II LLC, Series 2017-4A, Class A1 (Canada), 2.12%, 11/15/2029[2,3]	190,213	191,551
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[3]	286,221	298,103
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01%, 2/15/2029[3]	350,000	356,504
Enterprise Fleet Financing LLC, Series 2018-2, Class A2, 3.14%, 2/20/2024[3].	222,365	224,613
Invitation Homes Trust Series 2017-SFR2, Class A, (1 mo. LIBOR US + 0.850%), 1.025%, 12/17/2036[3,14]	81,773	81,065
Series 2017-SFR2, Class B, (1 mo. LIBOR US + 1.150%), 1.325%, 12/17/2036[3,14]	65,000	64,552
Navient Private Education Refi Loan Trust Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 0.682%, 6/25/2031[14]	251,744	241,248
Series 2019-CA, Class A1, 2.82%, 2/15/2068[3]	90,789	91,338
Nelnet Student Loan Trust Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 0.872%, 2/25/2045[3,14]	317,489	308,700
Series 2013-5A, Class A, (1 mo. LIBOR US + 0.630%), 0.802%, 1/25/2037[3,14]	452,702	432,580
Series 2015-2A, Class A2, (1 mo. LIBOR US + 0.600%), 0.772%, 9/25/2047[3,14]	627,896	606,722
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.101%, 2/15/2028[3]	300,000	305,056
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Progress Residential Trust, Series 2019-SFR2, Class A, 3.147%, 5/17/2036[3]	284,501	$294,678
SLM Student Loan Trust, Series 2005-7, Class A4, (3 mo. LIBOR US + 0.150%), 0.394%, 10/25/2029[14]	238,541	233,873
SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.23%, 9/15/2037[3]	450,000	462,044
SoFi Consumer Loan Program LLC Series 2016-1, Class A, 3.26%, 8/25/2025[3]	70,895	71,347
Series 2016-5, Class A, 3.06%, 9/25/2028[3]	12,923	12,943
Series 2019-2, Class A, 3.01%, 4/25/2028[3]	100,539	101,719
Series 2019-3, Class A, 2.90%, 5/25/2028[3]	131,849	133,416
SoFi Professional Loan Program LLC Series 2016-E, Class A2B, 2.49%, 1/25/2036[3]	179,560	182,106
Series 2017-F, Class A2FX, 2.84%, 1/25/2041[3]	68,659	70,206
Series 2018-A, Class A2A, 2.39%, 2/25/2042[3]	13,957	13,974
Series 2018-B, Class A2FX, 3.34%, 8/25/2047[3]	250,000	258,899
Series 2020-A, Class A2FX, 2.54%, 5/15/2046[3]	215,000	224,622
Towd Point Mortgage Trust Series 2016-5, Class A1, 2.50%, 10/25/2056[3,15]	163,644	166,581
Series 2017-1, Class A1, 2.75%, 10/25/2056[3,15]	157,947	162,320
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 1.172%, 10/25/2048[3,14]	140,984	140,256
Tricon American Homes Trust Series 2016-SFR1, Class A, 2.589%, 11/17/2033[3]	218,458	219,850
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[3]	238,676	247,078
TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,655,350)		6,735,168

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.4%

CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[3,15]	74,446	76,708
Credit Suisse Mortgage Capital Trust Series 2013-7, Class A6, 3.50%, 8/25/2043[3,15]	442,952	458,989
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[3,15]	372,199	390,105
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,3,15]	123,473	127,781

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Trust (continued)
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[3,15]	78,603	$80,695
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,3,15]	186,175	193,060
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	139,423	144,647
Fannie Mae-Aces, Series 2017-M15, Class A1, 2.959%, 9/25/2027[15]	270,153	294,618
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[3]	290,000	294,894
Freddie Mac Multifamily Structured Pass-Through Certificates Series K021, Class X1 (IO), 1.413%, 6/25/2022[15]	1,815,484	37,643
Series K030, Class X1 (IO), 0.176%, 4/25/2023[15]	9,384,839	40,468
Freddie Mac REMICS Series 4791, Class BA, 4.00%, 3/15/2044	137,637	140,597
Series 4801, Class BA, 4.50%, 5/15/2044	87,404	88,693
FREMF Mortgage Trust Series 2013-K28, Class X2A (IO), 0.10%, 6/25/2046[3]	23,400,391	45,764
Series 2014-K37, Class B, 4.559%, 1/25/2047[3,15]	320,000	353,112
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	260,976	273,204
GS Mortgage Securities Corp. Trust, Series 2019-70P, Class A, (1 mo. LIBOR US + 1.000%), 1.175%, 10/15/2036[3,14]	300,000	289,461
JP Morgan Mortgage Trust Series 2013-2, Class A2, 3.50%, 5/25/2043[3,15]	70,293	73,614
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[3,15]	92,625	93,770
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[3,15]	74,003	79,121
Series 2015-2A, Class A1, 3.75%, 8/25/2055[3,15]	94,890	101,323
Series 2016-4A, Class A1, 3.75%, 11/25/2056[3,15]	105,668	112,649
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[3,15]	248,879	262,629
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[15]	78,719	79,312
Series 2013-6, Class A2, 3.00%, 5/25/2043[15]	215,237	225,502
		SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sequoia Mortgage Trust (continued)
Series 2013-8, Class A1, 3.00%, 6/25/2043[15]		100,665	$103,699
Series 2017-6, Class A19, 3.50%, 9/25/2047[3,15]		415,528	430,981
Series 2020-1, Class A1, 3.50%, 2/25/2050[3,15]		319,972	329,797
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 1.645%, 11/15/2027[3,14]		303,129	207,563
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[3,15]		229,718	231,929
Waikiki Beach Hotel Trust, Series 2019-WBM, Class A, (1 mo. LIBOR US + 1.050%), 1.225%, 12/15/2033[3,14]		205,000	193,723
WinWater Mortgage Loan Trust, Series 2015-3, Class A5, 3.50%, 3/20/2045[3,15]		9,905	9,913
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $5,834,859)			5,865,964

FOREIGN GOVERNMENT BONDS - 0.9%
Canadian Government Bond (Canada), 2.75%, 6/1/2022	CAD	67,000	52,312
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020		500,000	503,878
Italy Buoni Poliennali Del Tesoro (Italy), 2.45%, 9/1/2050[3]	EUR	130,000	170,239
Mexican Government Bond
(Mexico), 6.50%, 6/10/2021	MXN	540,000	24,643
(Mexico), 6.50%, 6/9/2022	MXN	879,000	40,834
(Mexico), 7.75%, 5/29/2031	MXN	169,000	8,692
Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024		200,000	204,006
TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $979,560)			1,004,604

U.S. GOVERNMENT AGENCIES - 7.5%

Mortgage-Backed Securities - 7.5%
Fannie Mae
Pool #888468, UMBS, 5.50%, 9/1/2021		4,130	4,168
Pool #888810, UMBS, 5.50%, 11/1/2022		4,433	4,478
Pool #MA3463, UMBS, 4.00%, 9/1/2033		160,264	169,689
Pool #MA1834, UMBS, 4.50%, 2/1/2034		75,624	82,936

Investment Portfolio - July 31, 2020

(unaudited)

BLENDED ASSET MODERATE SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #MA1903, UMBS, 4.50%, 5/1/2034	73,522	$80,631
Pool #745418, UMBS, 5.50%, 4/1/2036	64,406	74,766
Pool #MA3412, UMBS, 3.50%, 7/1/2038	279,291	295,573
Pool #MA0258, UMBS, 4.50%, 12/1/2039	102,777	114,196
Pool #MA4054, UMBS, 2.50%, 6/1/2040	1,095,786	1,151,514
Pool #AL0152, UMBS, 6.00%, 6/1/2040	95,614	112,045
Pool #MA4071, UMBS, 2.00%, 7/1/2040	582,932	599,718
Pool #MA4072, UMBS, 2.50%, 7/1/2040	523,436	550,057
Pool #AL0241, UMBS, 4.00%, 4/1/2041	143,421	157,829
Pool #AL1410, UMBS, 4.50%, 12/1/2041	177,643	197,039
Pool #AL7068, UMBS, 4.50%, 9/1/2042	207,072	229,233
Pool #AL7729, UMBS, 4.00%, 6/1/2043	110,407	121,347
Pool #BD1381, UMBS, 3.50%, 6/1/2046	123,745	131,903
Pool #BJ1323, UMBS, 3.50%, 11/1/2047	456,840	493,941
Pool #FM2232, UMBS, 4.00%, 6/1/2048	424,569	452,192
Pool #AL8674, 5.645%, 1/1/2049	242,535	284,397
Pool #MA3996, 2.50%, 4/1/2050	295,722	306,072
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	103,884	113,953
Pool #G03926, 6.00%, 2/1/2038	26,783	31,486
Pool #G04731, 5.50%, 4/1/2038	28,540	32,929
Pool #G08273, 5.50%, 6/1/2038	36,273	41,739
Pool #G60480, 4.50%, 11/1/2045	486,793	540,479
Pool #Q37592, 4.00%, 12/1/2045	223,337	243,128
Pool #G08772, 4.50%, 7/1/2047	191,613	205,967
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	438,382	463,832
Pool #QB0098, UMBS, 2.50%, 6/1/2050	854,419	897,391
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $7,956,659)		8,184,628
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.5%

Dreyfus Government Cash Management, Institutional Shares, 0.71%[16] (Identified Cost $1,606,791)	1,606,791	$1,606,791

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Identified Cost $99,279,475)		109,820,580
TOTAL OPTIONS WRITTEN - (0.0%)** (Premiums Received $5,038)		(5,535)
TOTAL INVESTMENTS - 100.2%		109,815,045
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(259,284)
NET ASSETS - 100%		$109,555,761

ADR - American Depositary Receipt
CAD - Canadian Dollar
EUR - Euro
IO - Interest only
LIBOR - London Interbank Offered Rate
MXN - Mexican Peso
UMBS - Uniform Mortgage-Backed Securities

Investment Portfolio - July 31, 2020

(unaudited)

EXCHANGE-TRADED OPTIONS WRITTEN
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	EXERCISE PRICE	NOTIONAL AMOUNT (000)	VALUE
Call
PayPal Holdings, Inc.	13	08/07/2020	$ 195.00	255	$ (5,460)

Put
Charter Communications, Inc. - Class A	5	08/14/2020	520.00	290	(75)
TOTAL EXCHANGE-TRADED OPTIONS WRITTEN (PREMIUMS RECEIVED $5,038)					$ (5,535)

*Non-income producing security.

** Less than (0.1%).

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2A portion of this security is designated as collateral for options contracts written. As of July 31, 2020, the total value of such securities was $5,562,439.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under Rule 144A and have been determined to be liquid under the Fund’s Liquidity Risk Management Program. These securities amount to $14,547,402, or 13.3% of the Series’ net assets as of July 31, 2020.

4Issuer filed for bankruptcy and/or is in default of interest payments.

5Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 13, 2017 at a cost of $28,213 ($76.25 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,225, or less than 0.1% of the Series’ net assets as of July 31, 2020.

6Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 17, 2019, March 26, 2020 and May 28, 2020 at a cost of $23,594 ($94.38 per share), cost of $3,150 ($10.50 per share) and cost of $938 ($1.25 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $58, or less than 0.1% of the Series’ net assets as of July 31, 2020.

7Step coupon rate security - Rate steps up/down by 25 basis points upon rating downgrade/upgrade by Moody’s and S&P rating agencies (Subject to a maximum of 100 basis points per agency, 200 basis points maximum).

8Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on November 28, 2017 at a cost of $21,210 ($101.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $2,356, or less than 0.1% of the Series’ net assets as of July 31, 2020.

9Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on January 10, 2019, September 10, 2019 and April 14, 2020 at a cost of $18,800 ($94.00 per share), cost of $4,275 ($85.50 per share) and cost of $6,000 ($20.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $5,100, or less than 0.1% of the Series’ net assets as of July 31, 2020.

[10]	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2020.

[11]	Security is perpetual in nature and has no stated maturity date.

12Illiquid security - This security was acquired on July 28, 2020 at a cost of $50,075 ($100.15 per share). This security has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $50,000, or less than 0.1% of the Series’ net assets as of July 31, 2020.

13Restricted security - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on September 6, 2018, May 8, 2020 and May 15, 2020 at a cost of $61,452 ($102.42 per share), cost of $1,300 ($3.25 per share) and cost of $500 ($1.00 per share), respectively. This security has been sold under rule 144A and has been determined to be illiquid under the Fund’s Liquidity Risk Management Program. This security amounts to $1,375, or less than 0.1% of the Series’ net assets as of July 31, 2020.

[14]	Floating rate security. Rate shown is the rate in effect as of July 31, 2020.

15Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2020.

[16]	Rate shown is the current yield as of July 31, 2020.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes

Investment Portfolio - July 31, 2020

(unaudited)

significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2020 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,448,750	$4,509,072	$1,939,678	$—
Consumer Discretionary	6,866,802	5,877,002	989,800	—
Consumer Staples	6,417,058	4,348,836	2,068,222	—
Energy	5,094,041	5,094,041	—	—
Financials	3,855,515	3,578,645	276,870	—
Health Care	5,753,583	5,557,406	196,177	—
Industrials	2,148,267	2,018,942	129,325	—
Information Technology	8,286,578	8,193,978	92,600	—
Materials	2,014,392	1,969,635	44,757	—
Real Estate	3,563,848	3,548,886	14,962	—
Debt securities:
U.S. Treasury and other U.S. Government
agencies	23,184,849	—	23,184,849	—
Corporate debt:
Communication Services	3,902,612	—	3,902,612	—
Consumer Discretionary	3,381,817	—	3,381,817	—
Consumer Staples	707,619	—	707,619	—
Energy	3,417,235	—	3,417,235	—
Financials	2,420,053	—	2,420,053	—
Health Care	586,589	—	586,589	—
Industrials	2,924,779	—	2,924,779	—
Information Technology	772,633	—	772,633	—
Materials	141,160	—	141,160	—
Real Estate	2,019,706	—	2,019,706	—
Utilities	700,167	—	700,167	—
Asset-backed securities	6,735,168	—	6,735,168	—
Commercial mortgage-backed securities	5,865,964	—	5,865,964	—
Foreign government bonds	1,004,604	—	1,004,604	—
Short-Term Investment	1,606,791	1,606,791	—	—
Total assets	109,820,580	46,303,234	63,517,346	—
Liabilities:
Other Financial Instruments*:
Equity contracts	(5,535)	(5,460)	(75)	—
Total liabilities	(5,535)	(5,460)	(75)	—
Total	$109,815,045	$46,297,774	$63,517,271	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

*Other financial instruments are exchange traded options (Level 1 and Level 2).

There were no Level 3 securities held by the Series as of October 31, 2019 or July 31, 2020.

Investment Portfolio - July 31, 2020

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.